CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 21,673	$ 22,177	$ 14,668	$ 13,474
Non-controlling interest - in operating subsidiaries	(13,954)	(14,113)
Deficit	2,752	2,048
Accumulated other comprehensive income	(731)	(705)
Ownership changes	(527)	(398)
Invested Capital	$ 9,213	$ 9,009	$ 8,156
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%